As filed with the Securities and Exchange Commission on July 29, 2013
1940 Act Registration No. 811-22761
1933 Act File No. 333-184477

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	13	[X]

(Check appropriate box or boxes)

ROCHDALE INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of Principal Executive Offices) (Zip Code)

(855) 609-3680
(Registrant's Telephone Number, including Area Code)

Jane Korach
Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10174
(Name and Address of Agent for Service)

copies to
Michael S. Caccese
Clair E. Pagnano

K&L Gates LLP
One Lincoln Street
Boston, Massachusetts 02111-2950

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	On (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 11 to the Registration Statement of Stone Ridge Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 10, filed on Form N-1A filed on July 12, 2013, which designated July 12, 2013 as the date on which PEA No. 10 was to become effective.  This PEA No. 11 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 10 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of July, 2013.

STONE RIDGE TRUST

By:  /s/ Jane Korach
  Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
__________________* Ross Stevens	Trustee, President (Principal Executive Officer)	July 29, 2013
__________________* Patrick Kelly	Treasurer (Principal Financial Officer)	July 29, 2013
__________________* Daniel Charney	Trustee	July 29, 2013
__________________* Jason Ekberg	Trustee	July 29, 2013

* Power of Attorney

By: /s/ Jane Korach
Attorney in Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE